Offerings - Offering: 1	Oct. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	2.12
Maximum Aggregate Offering Price	$ 6,360,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 553.32
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") to which this exhibit relates shall also cover any additional shares of the common stock of Sky Quarry Inc. (the "Company," and such shares, "Common Stock") that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. (2) Represents shares of Common Stock reserved for future issuance under the Sky Quarry Inc. 2026 Omnibus Incentive Plan. (3) Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is the average of the high and low prices of shares of Common Stock as reported on the Nasdaq Stock Market LLC on October 26, 2026.